Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2025	2024
Interconexión Eléctrica S.A. E.S.P. (1)	3,220	3,552
Oleoducto Central S.A.S.	683	683
Hocol Petroleum Ltd.	538	538
Invercolsa S.A.	434	434
Andean Chemical Ltd	128	128
Esenttia S.A.	108	108
Parque Solar Portón del Sol S.A.S y Energuana S.A.S.	18	—
	5,129	5,443
Less impairment Hocol Petroleum Ltd.	(297)	(297)
	4,832	5,146

(1)The variation corresponds to the effect of currency translation applied from subsidiaries functional currencies to Ecopetrol’s functional and presentation currency (COP).